Accounts Receivable (Tables) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Our accounts receivable balance consists of the following as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Accounts receivable	$913,141	$746,478
Less: Accounts receivable allowance	(6,713)	(8,745)
Accounts receivable, net	$906,428	$737,733

Accounts Receivable, before Allowance for Credit Loss, Current	$ 913,141	$ 746,478
Accounts receivable, net of allowance of $6,713 and $8,745 at December 31, 2021 and December 31, 2020, respectively	$ 906,428	$ 737,733	$ 333,858	$ 331,295